NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2024
NET INCOME PER SHARE
NET INCOME PER SHARE

16.  NET INCOME PER SHARE

Basic net income per share and diluted net income per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2022, 2023 and 2024 as follows:

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	2,926,944	4,281,474	5,443,094
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,139,377,763	1,104,899,411	1,104,199,740
Net income per share attributable to ordinary shareholders of the Company - basic	2.57	3.88	4.93
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	2,926,944	4,281,474	5,443,094
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,139,377,763	1,104,899,411	1,104,199,740
Dilutive effect of share options and restricted share units	11,643,934	14,754,160	16,278,443
Weighted average number of ordinary shares outstanding - diluted	1,151,021,697	1,119,653,571	1,120,478,183
Net income per share attributable to ordinary shareholders of the Company - diluted	2.54	3.82	4.86

For the years ended December 31, 2022, 2023 and 2024, options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net income per share were 3,773,963, 1,525,875 and 190,012 shares on a weighted average basis, respectively.